Shareholders' equity - (DSU) plan (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2018 CAD ($) $ / shares
Changes in number of Deferred share unit (DSU):
Balance of DSU liability, included in Trade and other payables	$ 2,302,000	$ 666,000
Value of DSUs in Prepaid expenses and other assets (note 9 (b) (iii))	$ 96,000	$ 73,000
Deferred share unit (DSU) plan
Share-based payments
Threshold number of days, for calculation of volume weighted average trading price	5 days
Threshold number of days, for calculation of weighted average share price for redemption	5 days
Changes in number of Deferred share unit (DSU):
Balance, beginning of year	181,352	60,543
Units granted	53,281	120,863
Units redeemed		(54)
Balance, end of year	234,633	181,352
Weighted average fair value per unit granted | $ / shares	$ 5.12	$ 1.98
Weighted average fair value per unit redeemed | $ / shares		$ 3.84
Stock-based compensation expense related to DSU plan	$ 1,613,000	$ 512,000
Value of DSUs in Prepaid expenses and other assets (note 9 (b) (iii))	96,000	73,000
Deferred share unit (DSU) plan | Research and development expenses
Changes in number of Deferred share unit (DSU):
Stock-based compensation expense related to DSU plan	3,000	1,000
Deferred share unit (DSU) plan | General and administrative expenses
Changes in number of Deferred share unit (DSU):
Stock-based compensation expense related to DSU plan	$ 1,610,000	$ 511,000